Quarterly Holdings Report
for
Fidelity® 500 Index Fund
May 31, 2024
UEI-NPRT1-0724
1.816023.119
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	87,064,271	1,586,311
Verizon Communications, Inc.	51,194,683	2,106,661
		3,692,972
Entertainment - 1.2%
Electronic Arts, Inc.	2,962,484	393,655
Live Nation Entertainment, Inc. (a)(b)	1,727,723	161,957
Netflix, Inc. (a)(b)	5,269,643	3,381,108
Take-Two Interactive Software, Inc. (a)	1,930,820	309,626
The Walt Disney Co.	22,335,969	2,320,931
Warner Bros Discovery, Inc. (a)	27,021,502	222,657
		6,789,934
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A	71,758,213	12,378,292
Class C	60,077,503	10,451,082
Match Group, Inc. (a)	3,309,812	101,380
Meta Platforms, Inc. Class A	26,789,618	12,506,197
		35,436,951
Media - 0.6%
Charter Communications, Inc. Class A (a)(b)	1,202,496	345,261
Comcast Corp. Class A	48,249,572	1,931,430
Fox Corp.:
Class A (b)	2,900,365	99,860
Class B	1,621,071	51,777
Interpublic Group of Companies, Inc.	4,663,745	146,302
News Corp.:
Class A	4,604,557	125,198
Class B (b)	1,418,859	39,558
Omnicom Group, Inc. (b)	2,410,920	224,119
Paramount Global Class B (b)	5,874,784	69,969
		3,033,474
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	6,359,007	1,112,572
TOTAL COMMUNICATION SERVICES		50,065,903
CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 0.1%
Aptiv PLC (a)(b)	3,397,776	282,899
BorgWarner, Inc. (b)	2,797,995	99,777
		382,676
Automobiles - 1.3%
Ford Motor Co. (b)	47,523,454	576,459
General Motors Co.	14,057,323	632,439
Tesla, Inc. (a)	33,739,157	6,008,269
		7,217,167
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	111,307,110	19,639,026
eBay, Inc.	6,319,774	342,658
Etsy, Inc. (a)	1,458,129	92,547
		20,074,231
Distributors - 0.1%
Genuine Parts Co.	1,707,157	246,070
LKQ Corp. (b)	3,258,498	140,213
Pool Corp. (b)	470,988	171,228
		557,511
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)(b)	5,303,688	768,664
Booking Holdings, Inc.	424,849	1,604,379
Caesars Entertainment, Inc. (a)(b)	2,626,677	93,405
Carnival Corp. (a)(b)	12,268,169	185,004
Chipotle Mexican Grill, Inc. (a)	333,901	1,044,950
Darden Restaurants, Inc. (b)	1,454,049	218,674
Domino's Pizza, Inc.	424,740	216,014
Expedia Group, Inc. (a)	1,592,305	179,708
Hilton Worldwide Holdings, Inc.	3,070,521	615,947
Las Vegas Sands Corp.	4,496,597	202,482
Marriott International, Inc. Class A (b)	3,004,028	694,441
McDonald's Corp.	8,832,364	2,286,611
MGM Resorts International (a)(b)	3,327,522	133,667
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,180,336	85,994
Royal Caribbean Cruises Ltd. (a)(b)	2,872,636	424,231
Starbucks Corp.	13,786,598	1,105,961
Wynn Resorts Ltd.	1,160,353	110,094
Yum! Brands, Inc. (b)	3,421,690	470,243
		10,440,469
Household Durables - 0.4%
D.R. Horton, Inc.	3,636,426	537,464
Garmin Ltd. (b)	1,863,846	305,391
Lennar Corp. Class A	3,009,660	482,599
Mohawk Industries, Inc. (a)	643,619	78,476
NVR, Inc. (a)	38,905	298,819
PulteGroup, Inc. (b)	2,582,853	303,020
		2,005,769
Leisure Products - 0.0%
Hasbro, Inc. (b)	1,588,326	94,950
Specialty Retail - 1.9%
AutoZone, Inc. (a)(b)	210,562	583,244
Bath & Body Works, Inc.	2,751,250	142,900
Best Buy Co., Inc.	2,334,332	197,998
CarMax, Inc. (a)(b)	1,922,980	135,109
Lowe's Companies, Inc. (b)	7,003,048	1,549,704
O'Reilly Automotive, Inc. (a)	719,321	692,893
Ross Stores, Inc.	4,099,520	572,949
The Home Depot, Inc.	12,119,135	4,058,335
TJX Companies, Inc. (b)	13,877,644	1,430,785
Tractor Supply Co. (b)	1,316,486	375,580
Ulta Beauty, Inc. (a)	591,332	233,629
		9,973,126
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	312,555	341,910
lululemon athletica, Inc. (a)(b)	1,398,311	436,259
NIKE, Inc. Class B	14,821,936	1,408,825
Ralph Lauren Corp. Class A	475,432	88,849
Tapestry, Inc.	2,792,955	121,466
		2,397,309
TOTAL CONSUMER DISCRETIONARY		53,143,208
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.) (b)	2,201,820	100,975
Constellation Brands, Inc. Class A (sub. vtg.)	1,958,771	490,143
Keurig Dr. Pepper, Inc.	12,682,114	434,362
Molson Coors Beverage Co. Class B	2,254,759	123,583
Monster Beverage Corp. (a)(b)	8,995,187	467,030
PepsiCo, Inc.	16,736,184	2,893,686
The Coca-Cola Co.	47,380,929	2,981,682
		7,491,461
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	5,403,199	4,375,997
Dollar General Corp. (b)	2,672,776	365,930
Dollar Tree, Inc. (a)(b)	2,520,341	297,274
Kroger Co.	8,059,469	422,074
Sysco Corp.	6,061,992	441,434
Target Corp.	5,621,576	877,865
Walgreens Boots Alliance, Inc.	8,715,850	141,371
Walmart, Inc.	52,124,764	3,427,724
		10,349,669
Food Products - 0.8%
Archer Daniels Midland Co. (b)	6,494,887	405,541
Bunge Global SA (b)	1,769,150	190,343
Campbell Soup Co. (b)	2,395,744	106,323
Conagra Brands, Inc.	5,820,595	173,919
General Mills, Inc. (b)	6,915,106	475,414
Hormel Foods Corp.	3,529,156	109,333
Kellanova	3,211,526	193,783
Lamb Weston Holdings, Inc. (b)	1,757,996	155,213
McCormick & Co., Inc. (non-vtg.)	3,061,759	221,120
Mondelez International, Inc.	16,395,805	1,123,605
The Hershey Co. (b)	1,825,125	361,064
The J.M. Smucker Co.	1,292,499	144,295
The Kraft Heinz Co.	9,707,994	343,372
Tyson Foods, Inc. Class A	3,486,706	199,614
		4,202,939
Household Products - 1.2%
Church & Dwight Co., Inc.	3,000,154	321,046
Colgate-Palmolive Co.	10,026,046	932,021
Kimberly-Clark Corp.	4,102,167	546,819
Procter & Gamble Co. (b)	28,652,335	4,714,455
The Clorox Co.	1,511,220	198,816
		6,713,157
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,836,361	349,893
Kenvue, Inc.	23,316,379	450,006
		799,899
Tobacco - 0.5%
Altria Group, Inc.	21,473,307	993,140
Philip Morris International, Inc.	18,903,986	1,916,486
		2,909,626
TOTAL CONSUMER STAPLES		32,466,751
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	12,187,561	408,040
Halliburton Co.	10,838,627	397,778
Schlumberger Ltd.	17,381,137	797,620
		1,603,438
Oil, Gas & Consumable Fuels - 3.5%
APA Corp. (b)	4,398,089	134,274
Chevron Corp. (b)	21,120,101	3,427,792
ConocoPhillips Co.	14,345,543	1,670,969
Coterra Energy, Inc.	9,159,320	261,224
Devon Energy Corp.	7,801,698	382,907
Diamondback Energy, Inc. (b)	2,179,470	434,281
EOG Resources, Inc.	7,100,910	884,418
EQT Corp.	5,008,724	205,808
Exxon Mobil Corp.	54,963,765	6,445,051
Hess Corp.	3,351,820	516,515
Kinder Morgan, Inc. (b)	23,547,719	458,945
Marathon Oil Corp.	7,126,464	206,382
Marathon Petroleum Corp. (b)	4,481,071	791,402
Occidental Petroleum Corp. (b)	8,014,613	500,913
ONEOK, Inc. (b)	7,093,622	574,583
Phillips 66 Co. (b)	5,236,034	744,093
Targa Resources Corp. (b)	2,715,142	321,011
The Williams Companies, Inc.	14,813,094	614,892
Valero Energy Corp. (b)	4,145,636	651,445
		19,226,905
TOTAL ENERGY		20,830,343
FINANCIALS - 12.9%
Banks - 3.4%
Bank of America Corp.	83,836,820	3,352,634
Citigroup, Inc.	23,173,717	1,443,954
Citizens Financial Group, Inc.	5,677,128	200,346
Comerica, Inc.	1,606,097	82,296
Fifth Third Bancorp (b)	8,293,949	310,360
Huntington Bancshares, Inc.	17,635,966	245,493
JPMorgan Chase & Co. (b)	35,203,310	7,133,247
KeyCorp (b)	11,404,396	163,881
M&T Bank Corp.	2,023,170	306,713
PNC Financial Services Group, Inc.	4,846,720	762,825
Regions Financial Corp.	11,251,417	217,715
Truist Financial Corp.	16,240,722	613,087
U.S. Bancorp (b)	18,959,416	768,804
Wells Fargo & Co. (b)	43,822,738	2,625,858
		18,227,213
Capital Markets - 2.8%
Ameriprise Financial, Inc. (b)	1,220,119	532,716
Bank of New York Mellon Corp. (b)	9,246,407	551,178
BlackRock, Inc. Class A	1,702,761	1,314,583
Blackstone, Inc.	8,759,498	1,055,520
Cboe Global Markets, Inc.	1,285,339	222,351
Charles Schwab Corp.	18,121,711	1,327,959
CME Group, Inc.	4,383,536	889,770
FactSet Research Systems, Inc.	463,768	187,483
Franklin Resources, Inc.	3,654,729	86,252
Goldman Sachs Group, Inc.	3,971,009	1,812,845
Intercontinental Exchange, Inc.	6,972,646	933,637
Invesco Ltd. (b)	5,473,488	85,988
MarketAxess Holdings, Inc. (b)	461,564	91,819
Moody's Corp. (b)	1,916,389	760,787
Morgan Stanley	15,255,008	1,492,550
MSCI, Inc. (b)	963,077	476,896
NASDAQ, Inc.	4,627,214	273,144
Northern Trust Corp.	2,497,789	210,414
Raymond James Financial, Inc. (b)	2,290,771	281,192
S&P Global, Inc.	3,912,414	1,672,596
State Street Corp.	3,676,726	277,924
T. Rowe Price Group, Inc.	2,726,396	321,251
		14,858,855
Consumer Finance - 0.5%
American Express Co.	6,963,408	1,671,218
Capital One Financial Corp.	4,632,061	637,511
Discover Financial Services	3,044,914	373,489
Synchrony Financial	4,954,077	216,989
		2,899,207
Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	22,155,037	9,181,047
Corpay, Inc. (a)	879,217	235,340
Fidelity National Information Services, Inc.	7,214,567	547,441
Fiserv, Inc. (a)(b)	7,308,352	1,094,499
Global Payments, Inc.	3,170,712	322,937
Jack Henry & Associates, Inc. (b)	887,302	146,121
MasterCard, Inc. Class A	10,046,250	4,491,377
PayPal Holdings, Inc. (a)	13,050,409	822,045
Visa, Inc. Class A	19,258,753	5,247,240
		22,088,047
Insurance - 2.1%
AFLAC, Inc. (b)	6,410,075	576,073
Allstate Corp.	3,196,417	535,464
American International Group, Inc.	8,548,610	673,801
Aon PLC (b)	2,437,994	686,637
Arch Capital Group Ltd. (a)(b)	4,517,677	463,649
Arthur J. Gallagher & Co.	2,639,935	668,775
Assurant, Inc.	632,465	109,714
Brown & Brown, Inc. (b)	2,876,389	257,466
Chubb Ltd. (b)	4,934,902	1,336,470
Cincinnati Financial Corp.	1,911,765	224,785
Everest Re Group Ltd. (b)	528,475	206,597
Globe Life, Inc.	1,042,926	86,313
Hartford Financial Services Group, Inc.	3,634,786	376,019
Loews Corp.	2,218,672	170,394
Marsh & McLennan Companies, Inc.	5,990,995	1,243,611
MetLife, Inc.	7,475,014	540,967
Principal Financial Group, Inc.	2,670,856	219,117
Progressive Corp.	7,127,097	1,505,100
Prudential Financial, Inc. (b)	4,395,835	529,039
The Travelers Companies, Inc.	2,778,751	599,377
W.R. Berkley Corp.	2,467,888	199,973
Willis Towers Watson PLC	1,248,589	318,752
		11,528,093
TOTAL FINANCIALS		69,601,415
HEALTH CARE - 12.0%
Biotechnology - 1.9%
AbbVie, Inc.	21,498,641	3,466,441
Amgen, Inc. (b)	6,514,603	1,992,491
Biogen, Inc. (a)(b)	1,764,397	396,883
Gilead Sciences, Inc.	15,172,324	975,125
Incyte Corp. (a)	2,265,021	130,896
Moderna, Inc. (a)	4,039,261	575,797
Regeneron Pharmaceuticals, Inc. (a)(b)	1,286,409	1,260,887
Vertex Pharmaceuticals, Inc. (a)	3,137,968	1,428,842
		10,227,362
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	21,139,691	2,160,265
Align Technology, Inc. (a)(b)	867,329	223,086
Baxter International, Inc. (b)	6,183,732	210,803
Becton, Dickinson & Co.	3,517,908	816,049
Boston Scientific Corp. (a)	17,838,842	1,348,081
DexCom, Inc. (a)	4,694,348	557,548
Edwards Lifesciences Corp. (a)	7,385,240	641,704
GE Healthcare Technologies, Inc. (b)	5,156,665	402,220
Hologic, Inc. (a)	2,858,296	210,885
IDEXX Laboratories, Inc. (a)(b)	1,011,309	502,570
Insulet Corp. (a)(b)	850,285	150,662
Intuitive Surgical, Inc. (a)	4,290,212	1,725,180
Medtronic PLC (b)	16,190,959	1,317,458
ResMed, Inc. (b)	1,791,077	369,553
Solventum Corp.	1,682,537	99,842
STERIS PLC (b)	1,203,242	268,179
Stryker Corp.	4,117,530	1,404,448
Teleflex, Inc.	572,226	119,635
The Cooper Companies, Inc.	2,420,038	228,234
Zimmer Biomet Holdings, Inc. (b)	2,544,728	293,025
		13,049,427
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	2,961,808	294,019
Cencora, Inc. (b)	2,016,118	456,792
Centene Corp. (a)	6,508,317	465,930
Cigna Group	3,561,770	1,227,457
CVS Health Corp.	15,323,922	913,306
DaVita, Inc. (a)(b)	655,930	96,500
Elevance Health, Inc.	2,861,055	1,540,621
HCA Holdings, Inc.	2,411,853	819,427
Henry Schein, Inc. (a)(b)	1,582,235	109,712
Humana, Inc.	1,488,300	532,990
Labcorp Holdings, Inc.	1,033,815	201,501
McKesson Corp.	1,600,132	911,419
Molina Healthcare, Inc. (a)(b)	706,257	222,174
Quest Diagnostics, Inc. (b)	1,351,631	191,891
UnitedHealth Group, Inc.	11,262,653	5,579,180
Universal Health Services, Inc. Class B	742,873	140,997
		13,703,916
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,568,297	465,342
Bio-Rad Laboratories, Inc. Class A (a)(b)	254,877	73,114
Bio-Techne Corp.	1,914,103	147,750
Charles River Laboratories International, Inc. (a)(b)	624,636	130,199
Danaher Corp.	8,008,029	2,056,462
Illumina, Inc. (a)	1,933,682	201,644
IQVIA Holdings, Inc. (a)(b)	2,222,270	486,877
Mettler-Toledo International, Inc. (a)(b)	261,546	367,234
Revvity, Inc. (b)	1,502,709	164,186
Thermo Fisher Scientific, Inc.	4,704,785	2,672,224
Waters Corp. (a)	719,980	222,402
West Pharmaceutical Services, Inc.	900,964	298,588
		7,286,022
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co. (b)	24,776,884	1,018,082
Catalent, Inc. (a)	2,200,819	118,382
Eli Lilly & Co.	9,710,020	7,965,518
Johnson & Johnson	29,313,022	4,299,341
Merck & Co., Inc. (b)	30,856,362	3,873,708
Pfizer, Inc.	68,755,393	1,970,530
Viatris, Inc.	14,608,211	154,847
Zoetis, Inc. Class A (b)	5,590,550	947,934
		20,348,342
TOTAL HEALTH CARE		64,615,069
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)(b)	857,712	241,592
General Dynamics Corp. (b)	2,764,595	828,743
General Electric Co.	13,252,455	2,188,510
Howmet Aerospace, Inc.	4,763,050	403,192
Huntington Ingalls Industries, Inc.	482,093	122,018
L3Harris Technologies, Inc.	2,307,996	518,907
Lockheed Martin Corp.	2,618,776	1,231,715
Northrop Grumman Corp.	1,717,344	774,127
RTX Corp.	16,156,543	1,741,837
Textron, Inc.	2,386,722	209,101
The Boeing Co. (a)(b)	6,983,738	1,240,382
TransDigm Group, Inc. (b)	677,104	909,506
		10,409,630
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	1,420,442	122,684
Expeditors International of Washington, Inc.	1,770,380	214,039
FedEx Corp.	2,799,470	710,953
United Parcel Service, Inc. Class B	8,806,968	1,223,552
		2,271,228
Building Products - 0.5%
A.O. Smith Corp.	1,495,658	125,097
Allegion PLC	1,068,981	130,223
Builders FirstSource, Inc. (a)(b)	1,501,977	241,503
Carrier Global Corp. (b)	10,173,472	642,862
Johnson Controls International PLC	8,298,465	596,743
Masco Corp.	2,676,046	187,109
Trane Technologies PLC	2,770,922	907,366
		2,830,903
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,049,220	711,340
Copart, Inc. (b)	10,640,232	564,571
Republic Services, Inc.	2,490,334	461,185
Rollins, Inc.	3,418,553	156,194
Veralto Corp.	2,670,332	263,241
Waste Management, Inc.	4,463,113	940,512
		3,097,043
Construction & Engineering - 0.1%
Quanta Services, Inc. (b)	1,769,111	488,168
Electrical Equipment - 0.8%
AMETEK, Inc.	2,810,401	476,588
Eaton Corp. PLC	4,862,207	1,618,386
Emerson Electric Co.	6,961,490	780,801
GE Vernova LLC	3,313,113	582,777
Generac Holdings, Inc. (a)(b)	748,048	110,120
Hubbell, Inc. Class B	653,008	253,948
Rockwell Automation, Inc.	1,395,367	359,349
		4,181,969
Ground Transportation - 1.0%
CSX Corp.	24,062,984	812,126
J.B. Hunt Transport Services, Inc. (b)	992,946	159,616
Norfolk Southern Corp.	2,750,524	618,318
Old Dominion Freight Lines, Inc.	2,179,006	381,871
Uber Technologies, Inc. (a)	25,058,179	1,617,756
Union Pacific Corp.	7,425,161	1,728,726
		5,318,413
Industrial Conglomerates - 0.4%
3M Co. (b)	6,730,127	673,955
Honeywell International, Inc. (b)	8,027,575	1,623,095
		2,297,050
Machinery - 1.7%
Caterpillar, Inc. (b)	6,199,040	2,098,499
Cummins, Inc. (b)	1,659,494	467,529
Deere & Co. (b)	3,170,732	1,188,264
Dover Corp.	1,703,503	313,138
Fortive Corp.	4,270,418	317,890
IDEX Corp.	920,886	192,134
Illinois Tool Works, Inc.	3,310,974	803,739
Ingersoll Rand, Inc.	4,929,143	458,657
Nordson Corp. (b)	660,718	155,084
Otis Worldwide Corp. (b)	4,937,159	489,766
PACCAR, Inc. (b)	6,369,404	684,711
Parker Hannifin Corp.	1,563,637	831,104
Pentair PLC	2,012,819	163,803
Snap-On, Inc. (b)	642,694	175,365
Stanley Black & Decker, Inc.	1,866,845	162,733
Westinghouse Air Brake Tech Co.	2,181,590	369,190
Xylem, Inc.	2,935,567	413,974
		9,285,580
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)(b)	7,966,982	91,620
Delta Air Lines, Inc. (b)	7,797,506	397,829
Southwest Airlines Co. (b)	7,265,498	195,006
United Airlines Holdings, Inc. (a)(b)	3,994,212	211,653
		896,108
Professional Services - 0.6%
Automatic Data Processing, Inc.	5,002,129	1,225,121
Broadridge Financial Solutions, Inc.	1,434,091	287,922
Dayforce, Inc. (a)(b)	1,901,135	94,030
Equifax, Inc. (b)	1,501,403	347,410
Jacobs Solutions, Inc.	1,530,033	213,195
Leidos Holdings, Inc.	1,674,389	246,219
Paychex, Inc. (b)	3,899,529	468,567
Paycom Software, Inc. (b)	585,083	85,024
Robert Half, Inc.	1,268,069	81,448
Verisk Analytics, Inc.	1,765,482	446,279
		3,495,215
Trading Companies & Distributors - 0.3%
Fastenal Co. (b)	6,967,987	459,748
United Rentals, Inc. (b)	818,185	547,701
W.W. Grainger, Inc. (b)	537,903	495,656
		1,503,105
TOTAL INDUSTRIALS		46,074,412
INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)(b)	3,068,450	913,324
Cisco Systems, Inc.	49,480,250	2,300,832
F5, Inc. (a)	716,071	120,995
Juniper Networks, Inc.	3,919,812	139,820
Motorola Solutions, Inc.	2,020,964	737,470
		4,212,441
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	7,304,322	966,873
CDW Corp. (b)	1,631,209	364,771
Corning, Inc. (b)	9,350,075	348,384
Jabil, Inc. (b)	1,553,108	184,665
Keysight Technologies, Inc. (a)	2,126,916	294,535
TE Connectivity Ltd.	3,760,189	562,900
Teledyne Technologies, Inc. (a)	574,564	228,073
Trimble, Inc. (a)(b)	3,029,210	168,666
Zebra Technologies Corp. Class A (a)(b)	625,403	195,338
		3,314,205
IT Services - 1.0%
Accenture PLC Class A	7,634,772	2,155,220
Akamai Technologies, Inc. (a)	1,836,658	169,413
Cognizant Technology Solutions Corp. Class A	6,064,062	401,138
EPAM Systems, Inc. (a)	702,604	125,014
Gartner, Inc. (a)	949,172	398,339
IBM Corp.	11,141,967	1,859,037
VeriSign, Inc. (a)	1,073,157	187,073
		5,295,234
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (a)	19,675,159	3,283,784
Analog Devices, Inc.	6,037,757	1,415,794
Applied Materials, Inc. (b)	10,131,875	2,179,164
Broadcom, Inc.	5,358,444	7,118,961
Enphase Energy, Inc. (a)(b)	1,653,114	211,433
First Solar, Inc. (a)	1,301,021	353,565
Intel Corp.	51,483,625	1,588,270
KLA Corp. (b)	1,646,721	1,250,734
Lam Research Corp.	1,596,418	1,488,564
Microchip Technology, Inc. (b)	6,580,208	639,794
Micron Technology, Inc.	13,442,109	1,680,264
Monolithic Power Systems, Inc.	584,828	430,217
NVIDIA Corp.	30,076,765	32,974,060
NXP Semiconductors NV	3,138,735	854,050
ON Semiconductor Corp. (a)	5,203,510	380,064
Qorvo, Inc. (a)	1,175,650	115,672
Qualcomm, Inc.	13,589,340	2,772,905
Skyworks Solutions, Inc.	1,951,048	180,784
Teradyne, Inc.	1,861,583	262,372
Texas Instruments, Inc. (b)	11,072,244	2,159,198
		61,339,649
Software - 10.1%
Adobe, Inc. (a)	5,503,926	2,447,926
ANSYS, Inc. (a)	1,058,374	335,981
Autodesk, Inc. (a)	2,604,805	525,129
Cadence Design Systems, Inc. (a)	3,312,850	948,502
Fair Isaac Corp. (a)(b)	302,619	390,357
Fortinet, Inc. (a)	7,761,086	460,388
Gen Digital, Inc.	6,824,890	169,462
Intuit, Inc.	3,408,732	1,964,929
Microsoft Corp.	90,479,141	37,560,612
Oracle Corp.	19,414,427	2,275,177
Palo Alto Networks, Inc. (a)(b)	3,839,353	1,132,264
PTC, Inc. (a)(b)	1,455,766	256,564
Roper Technologies, Inc. (b)	1,300,753	692,989
Salesforce, Inc.	11,787,169	2,763,384
ServiceNow, Inc. (a)	2,496,249	1,639,861
Synopsys, Inc. (a)(b)	1,857,221	1,041,530
Tyler Technologies, Inc. (a)	512,937	246,394
		54,851,449
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	176,751,141	33,980,407
Hewlett Packard Enterprise Co.	15,829,879	279,397
HP, Inc.	10,618,117	387,561
NetApp, Inc. (b)	2,508,805	302,135
Seagate Technology Holdings PLC	2,372,599	221,221
Super Micro Computer, Inc. (a)(b)	613,140	481,014
Western Digital Corp. (a)(b)	3,948,252	297,264
		35,948,999
TOTAL INFORMATION TECHNOLOGY		164,961,977
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc. (b)	2,706,916	721,934
Albemarle Corp. (b)	1,428,988	175,180
Celanese Corp. Class A (b)	1,219,469	185,408
CF Industries Holdings, Inc.	2,326,472	185,490
Corteva, Inc.	8,545,484	478,034
Dow, Inc.	8,551,699	492,834
DuPont de Nemours, Inc.	5,237,373	430,303
Eastman Chemical Co.	1,428,343	144,734
Ecolab, Inc.	3,090,167	717,537
FMC Corp. (b)	1,519,172	92,594
International Flavors & Fragrances, Inc.	3,108,489	298,974
Linde PLC	5,904,422	2,571,494
LyondellBasell Industries NV Class A	3,116,785	309,871
PPG Industries, Inc.	2,871,298	377,317
Sherwin-Williams Co.	2,867,500	871,147
The Mosaic Co.	3,979,820	123,096
		8,175,947
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	752,614	430,555
Vulcan Materials Co.	1,617,973	413,829
		844,384
Containers & Packaging - 0.2%
Amcor PLC	17,599,729	178,989
Avery Dennison Corp.	980,614	223,178
Ball Corp.	3,839,370	266,567
International Paper Co. (b)	4,213,396	189,982
Packaging Corp. of America	1,083,167	198,750
WestRock Co.	3,129,048	167,842
		1,225,308
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	17,461,288	920,734
Newmont Corp.	14,033,695	588,573
Nucor Corp.	2,993,540	505,459
Steel Dynamics, Inc. (b)	1,852,184	247,952
		2,262,718
TOTAL MATERIALS		12,508,357
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	1,917,502	228,183
American Tower Corp.	5,676,408	1,111,100
AvalonBay Communities, Inc.	1,727,298	332,816
Boston Properties, Inc.	1,758,151	106,667
Camden Property Trust (SBI)	1,300,134	133,459
Crown Castle, Inc.	5,280,951	541,297
Digital Realty Trust, Inc.	3,932,223	571,509
Equinix, Inc.	1,143,195	872,235
Equity Residential (SBI)	4,202,897	273,314
Essex Property Trust, Inc.	781,790	203,101
Extra Space Storage, Inc.	2,572,696	372,449
Federal Realty Investment Trust (SBI)	894,516	90,301
Healthpeak Properties, Inc.	8,620,150	171,541
Host Hotels & Resorts, Inc.	8,589,997	154,105
Invitation Homes, Inc.	7,004,611	243,690
Iron Mountain, Inc.	3,555,516	286,895
Kimco Realty Corp.	8,111,545	157,040
Mid-America Apartment Communities, Inc.	1,421,233	190,033
Prologis, Inc.	11,251,026	1,243,126
Public Storage	1,927,012	527,674
Realty Income Corp.	10,126,783	537,327
Regency Centers Corp.	2,000,373	122,823
SBA Communications Corp. Class A	1,313,723	258,383
Simon Property Group, Inc.	3,968,583	600,486
UDR, Inc.	3,684,880	142,310
Ventas, Inc.	4,899,735	246,261
VICI Properties, Inc.	12,597,335	361,669
Welltower, Inc. (b)	6,739,493	698,683
Weyerhaeuser Co.	8,886,089	266,849
		11,045,326
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	3,621,148	318,915
CoStar Group, Inc. (a)(b)	4,972,564	388,705
		707,620
TOTAL REAL ESTATE		11,752,946
UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp.	3,107,271	159,993
American Electric Power Co., Inc.	6,403,501	577,916
Constellation Energy Corp.	3,889,059	844,898
Duke Energy Corp. (b)	9,388,325	972,349
Edison International (b)	4,670,658	358,940
Entergy Corp.	2,575,072	289,670
Evergy, Inc.	2,797,275	152,899
Eversource Energy	4,253,688	251,946
Exelon Corp.	12,121,271	455,154
FirstEnergy Corp.	6,288,525	253,176
NextEra Energy, Inc.	24,983,294	1,999,163
NRG Energy, Inc.	2,749,092	222,676
PG&E Corp.	25,979,360	481,657
Pinnacle West Capital Corp. (b)	1,380,827	108,892
PPL Corp.	8,975,834	263,261
Southern Co. (b)	13,280,260	1,064,280
Xcel Energy, Inc.	6,719,374	372,589
		8,829,459
Gas Utilities - 0.1%
Atmos Energy Corp.	1,836,752	212,916
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	8,153,979	176,044
Vistra Corp.	4,092,620	405,497
		581,541
Multi-Utilities - 0.6%
Ameren Corp.	3,201,840	234,919
CenterPoint Energy, Inc.	7,686,314	234,509
CMS Energy Corp.	3,585,398	225,629
Consolidated Edison, Inc.	4,203,690	397,459
Dominion Energy, Inc.	10,189,522	549,419
DTE Energy Co.	2,513,946	292,950
NiSource, Inc.	5,034,082	146,290
Public Service Enterprise Group, Inc.	6,067,889	459,703
Sempra	7,663,226	590,298
WEC Energy Group, Inc.	3,841,004	311,237
		3,442,413
Water Utilities - 0.1%
American Water Works Co., Inc. (b)	2,370,892	310,042
TOTAL UTILITIES		13,376,371
TOTAL COMMON STOCKS (Cost $270,072,584)		539,396,752

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $59,240)	59,956	59,259

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	196,710,652	196,750
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	1,234,885,360	1,235,009
TOTAL MONEY MARKET FUNDS (Cost $1,431,752)		1,431,759

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $271,563,576)	540,887,770
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(587,157)
NET ASSETS - 100.0%	540,300,613

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,318	Jun 2024	878,523	32,517	32,517

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,105,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,542,482	4,697,730	6,043,479	10,138	17	-	196,750	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	1,275,095	3,699,895	3,739,981	1,205	-	-	1,235,009	5.0%
Total	2,817,577	8,397,625	9,783,460	11,343	17	-	1,431,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.